Consolidated Statements of Operations - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2015	May. 31, 2014
Cruise
Passenger tickets	$ 2,628	$ 2,698	$ 5,260	$ 5,425
Onboard and other	927	905	1,816	1,755
Tour and other	35	30	44	38
Revenues	3,590	3,633	7,120	7,218
Cruise
Commissions, transportation and other	481	520	1,067	1,141
Onboard and other	114	115	225	228
Payroll and related	469	485	936	965
Fuel	333	527	650	1,050
Food	242	251	482	496
Other ship operating	734	642	1,332	1,238
Tour and other	31	32	47	46
Operating expenses	2,404	2,572	4,739	5,164
Selling and administrative	491	504	1,020	1,025
Depreciation and amortization	406	410	807	815
Costs and Expenses	3,301	3,486	6,566	7,004
Operating Income	289	147	554	214
Nonoperating (Expense) Income
Interest income	2	2	4	4
Interest expense, net of capitalized interest	(57)	(72)	(114)	(143)
(Losses) gains on fuel derivatives, net	(13)	11	(181)	(6)
Other income, net	5	11	15	11
Nonoperating (Expense) Income, Total	(63)	(48)	(276)	(134)
Income Before Income Taxes	226	99	278	80
Income Tax Expense, Net	(4)	(1)	(7)	(2)
Net Income	$ 222	$ 98	$ 271	$ 78
Earnings Per Share
Basic (in dollars per share)	$ 0.29	$ 0.13	$ 0.35	$ 0.10
Diluted (in dollars per share)	0.29	0.13	0.35	0.10
Dividends Declared Per Share (in dollars per share)	$ 0.25	$ 0.25	$ 0.50	$ 0.50